Note 38 - Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividens Revenue Line Items
Dividend income	€ 334	€ 467	€ 415
Financial assets at fair value through profit or loss classified as held for trading [Member]
Dividens Revenue Line Items
Dividend income	145	156	144
Available for sale financial assets [Member]
Dividens Revenue Line Items
Dividend income	188	307	271
Other Assets [Member]
Dividens Revenue Line Items
Dividend income	€ 0	€ 5	€ 0